Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net [Line Items]
Depreciation expenses	$ 1,430	$ 1,655	$ 1,255
Impairment on mining field equipment	$ 1,350